STARBOARD INVESTMENT TRUST

Cavalier Tactical Rotation Fund
Institutional Class Shares CTROX
Class C Shares CATOX*
Class A Shares CAVTX

Supplement to the Summary Prospectus
August 14, 2018
This supplement to the Summary Prospectus dated March 16, 2018, for the Cavalier Tactical Rotation Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
Effective as of July 20, 2018, the Fund's investment advisor, Cavalier Investments, LLC, has been directly managing all of the Fund's portfolio, and Scott Wetherington has served as the portfolio manager of the Fund.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

Cavalier Tactical Rotation Fund
Institutional Class Shares CTROX
Class C Shares CATOX*
Class A Shares CAVTX

Supplement to the Prospectus
August 14, 2018
This supplement to the Prospectus dated February 12, 2018, as amended, for the Cavalier Tactical Rotation Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
Management
The section of the Fund's Prospectus entitled "Summary – Management" is hereby replaced in its entirety with the following:
Investment Advisor. Cavalier Investments, LLC serves as the Fund's investment advisor.
During part of the Fund's 2016 fiscal year, the Fund's investment adviser was FolioMetrix, LLC.
Portfolio Manager.  The Fund's portfolio manager is Scott Wetherington.  He has served as portfolio manager of the Fund since July 2018.
The section of the Fund's Prospectus entitled "Management of the Funds – Investment Advisor – Portfolio Managers – Cavalier Tactical Rotation Fund" is hereby replaced in its entirety with the following:
Cavalier Tactical Rotation Fund	Scott Wetherington (Cavalier Investments, LLC)

The section of the Fund's Prospectus entitled "Management of the Funds – Investment Sub-Advisors – Cavalier Tactical Rotation Fund" is deleted and a new section of the Fund's Prospectus entitled "Management of the Funds – Investment Advisor – Cavalier Tactical Rotation Fund – Portfolio Manager" is hereby added as follows:
Portfolio Manager.  The Fund's portfolio manager is Scott Wetherington of Cavalier Investments, LLC.  He has served as portfolio manager of the Fund since July 2018.
Scott Wetherington has served as Chief Investment Officer of Cavalier Investments LLC since 2016. Prior to Cavalier, Scott served as Senior Portfolio Manager and Chief Investment Strategist for Linder Capital Advisors from 2009 to 2016.  Scott also holds the Chartered Financial Analyst designation (CFA) and is a member of the Atlanta Society of Finance and Investment Professionals.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST

Cavalier Tactical Rotation Fund
Institutional Class Shares CTROX
Class C Shares CATOX*
Class A Shares CAVTX

Supplement to the Statement of Additional Information
August 14, 2018
This supplement to the Statement of Additional Information dated February 12, 2018, as amended, for the Cavalier Tactical Rotation Fund (the "Fund"), a series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
The following information replaces the section titled "Management and Other Service Providers-Portfolio Managers" with respect to the Cavalier Tactical Rotation Fund in its entirety:
Portfolio Managers.  Scott Wetherington is the portfolio manager for the Cavalier Tactical Rotation Fund.
The following information is added to the section titled "Management and Other Service Providers-Portfolio Managers – Ownership of Fund Shares" with respect to the Scott Wetherington:
Ownership of Fund Shares.  The following table shows the amount of the Fund's equity securities beneficially owned by the portfolio manager as of June 30, 2018 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Scott Wetherington	Cavalier Tactical Rotation Fund	A

Investors Should Retain This Supplement for Future Reference